Debt Due to Related Parties (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Debt Due To Related Parties
Schedule of Debt

As of September 30, 2025 and March 31, 2025, the Company’s debt due to related parties consisted of the following:

(Dollars in thousands)	September 30, 2025	March 31, 2025
First Lien Credit Agreement	$21,260	$21,260
Second Lien Credit Agreement	72,983	72,983
Term Loan	7,824	22,000
Other borrowings	2,350	2,292
Unamortized debt discount, net	(457)	(639)
Total debt due to related parties	$103,960	$117,896

As of March 31, 2025 and 2024, the Company’s debt due to related parties consisted of the following:

(Dollars in thousands)	March 31, 2025	March 31, 2024
First Lien Credit Agreement	$21,260	$21,264
Second Lien Credit Agreement	72,983	72,996
Term Loan	22,000	25,000
Other borrowings	2,292	2,180
Unamortized debt discount, net	(639)	(935)
Total debt due to related parties	$117,896	$120,505

Schedule of Maturities of Long-Term Debt

Aggregate maturities of principal, considering the existing events of default as described above, on the debt due to related parties for the next five fiscal years ending March 31 are as follows:

(Dollars in thousands)	Debt Due to Related Parties
2026	$104,417
2027	—
2028	—
2029	—
2030	—

Aggregate maturities of principal, considering the existing events of default as described above, on the debt due to related parties for the next five fiscal years ending March 31 are as follows:

(Dollars in thousands)	Debt Due to Related Parties
2026	$118,535
2027	—
2028	—
2029	—
2030	—